TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Deferred Income Taxes
Significant components of the Company's deferred tax liabilities and assets are as follows:

		December 31,
		2019	2018
1.	Provided in respect of the following:

	Carryforward tax losses and credits *)	$39,719	$41,561
	Property, equipment and intangibles	1,466	904
	Deferred revenues	1,237	823
	Research and development costs	269	804
	Other temporary differences	5,775	7,202

	Gross deferred tax assets	48,466	51,294

	Valuation allowance	(26,693)	(40,943)

	Net deferred tax assets	21,773	10,351

	Gross deferred tax liabilities
	Property, equipment and intangibles	(3,343)	(3,208)
	Subsidy income	-	(3,574)
	Other temporary differences	-	(22)

	Gross deferred tax liabilities	(3,343)	(6,804)

	Net deferred tax assets	$18,430	$3,547

*)	The amounts are shown after reduction for unrecognized tax benefits of $2,855 and $1,989 as of December 31, 2019 and 2018, respectively.

Schedule of Deferred Taxes Included in Consolidated Balance Sheets
		December 31,
		2019	2018
2.	Deferred taxes are included in the consolidated balance sheets, as follows:

	Long term assets	$18,455	$4,127
	Long term liabilities	$(25)	$(580)

Reconciliation of Statutory Tax Rate to Effective Tax Rate
Reconciling items between the statutory tax rate of the Company and the actual taxes on income (tax benefit):

	Year ended December 31,
	2019	2018	2017

Income before taxes on income from continuing operations, as reported in the consolidated statements of income	$22,955	$16,986	$6,554

Statutory tax rate	23.0%	23.0%	24.0%

Theoretical taxes on income	5,279	$3,907	$1,573
Currency differences	(1,908)	3,089	(3,225)
Tax adjustment in respect of different tax rates and "Benefitted Enterprise" status	241	345	2,849
Changes in valuation allowance	(14,250)	(3,939)	(3,343)
Loss from liquidation of subsidiaries *)	-	(8,930)	-
Expiration of carryforward tax losses	923	-	622
Exempt subsidy loss (income)	(3,813)	394	(2,646)
U.S. Tax Cuts and Jobs Acts effect	-	56	2,138
Nondeductible expenses and other differences	(55)	3,655	1,785

	$(13,583)	$(1,423)	$(247)

*)
In 2018 the Company’s Dutch subsidiary liquidated some of its subsidiaries and consequently recognized losses for tax purposes. These losses can be offset from taxable income in future periods under the tax regulations in the Netherlands. The Company does not expect these losses to be realized in the foreseeable future and respectively provided a full valuation allowance.

Schedule of Taxes on Income
Taxes on income (tax benefit) included in the consolidated statements of income:

	Year ended December 31,
	2019	2018	2017

Current	$1,300	$2,249	$(436)
Deferred	(14,883)	(3,672)	189

	$(13,583)	$(1,423)	$(247)

Domestic	$(14,472)	$610	$768
Foreign	889	(2,033)	(1,015)

	$(13,583)	$(1,423)	$(247)

Schedule of Income (Loss) Before Taxes on Income
Income before taxes on income (tax benefit) from operations:
	Year ended December 31,
	2019	2018	2017

Domestic	$12,851	$6,596	$1,289
Foreign	10,104	10,390	5,265

	$22,955	$16,986	$6,554

Reconciliation of Beginning and Ending Balances of Unrecognized Tax Benefits
A reconciliation of the beginning and ending gross amount of unrecognized tax benefits is as follows:

	December 31,
	2019	2018

Balance at beginning of year	$2,234	$129
Additions for prior years' tax position	(19)	1,809
Additions for current years' tax position	975	296

Balance at the end of year *)	$3,190	$2,234

*)
The amounts for the years ended December 31, 2019 and 2018 includes $2,855 and $1,989, respectively, of unrecognized tax benefits which are presented as a reduction from deferred tax assets, see Note 12d.